UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments

Foreign Government Bonds — 36.3%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 4.4%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,264,922
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	89,400	1,183,900
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	2,995,370
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,883,948
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,959,362
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,402,913
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	309,600	4,263,008
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	820,192
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,686,870
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	306,500	4,232,013
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,972,488
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	31,500	438,267
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,020,382

Total Bangladesh			$27,123,635

Bosnia and Herzegovina — 1.6%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,941	$1,413,505
Republic of Srpska, 1.50%, 10/30/23	BAM	6,867	3,240,430
Republic of Srpska, 1.50%, 12/15/23	BAM	1,536	740,269
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	511,053
Republic of Srpska, 1.50%, 5/31/25	BAM	4,696	2,069,235
Republic of Srpska, 1.50%, 6/9/25	BAM	346	151,861
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	923,657
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	675,182

Total Bosnia and Herzegovina			$9,725,192

Brazil — 0.9%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,874	$5,288,914

Total Brazil			$5,288,914

Chile — 0.9%
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	$5,710,239

Total Chile			$5,710,239

Colombia — 2.2%
Titulos De Tesoreria B, 7.00%, 9/11/19	COP	13,135,100	$6,769,412
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	6,603,496

Total Colombia			$13,372,908

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.7%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,204,746
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	533,235	821,252
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	295,598	540,278

Total Costa Rica			$4,566,276

Dominican Republic — 2.2%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,339,985
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	56,000	1,335,578
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	32,100	817,560
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	223,053
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	99,300	2,575,481
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	33,500	953,346
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	118,134
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	195,600	5,924,902

Total Dominican Republic			$13,288,039

Georgia — 0.4%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,261,393
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	300,342
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	294,480
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	309,220
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	301,651

Total Georgia			$2,467,086

Iceland — 3.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$6,676,456
Republic of Iceland, 7.25%, 10/26/22	ISK	1,046,384	7,150,506
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,994,388

Total Iceland			$18,821,350

Jordan — 2.3%
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	$2,944,830
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,917,300
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,379,920
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,582,074

Total Jordan			$13,824,124

19	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon — 0.5%
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	2,847,810	$1,898,959
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	2,281,990	1,524,829

Total Lebanon			$3,423,788

Mexico — 1.0%
Mexican Bonos, 6.00%, 6/18/15	MXN	78,200	$5,922,039

Total Mexico			$5,922,039

Peru — 2.0%
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	$11,205,330
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174	1,124,039

Total Peru			$12,329,369

Philippines — 0.4%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,445,058

Total Philippines			$2,445,058

Romania — 1.3%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$7,898,005

Total Romania			$7,898,005

Serbia — 3.2%
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	$1,621,674
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	603,653
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,308,622
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,035,070
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,252,066
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	890,500	9,434,141
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	1,031,752
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	995,252

Total Serbia			$19,282,230

South Korea — 1.6%
Korea Monetary Stabilization Bond, 2.84%, 12/2/14	KRW	10,340,300	$9,681,305

Total South Korea			$9,681,305

Sri Lanka — 0.8%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	595,640	$4,744,322

Total Sri Lanka			$4,744,322

Turkey — 0.6%
Turkey Government Bond, 6.50%, 1/7/15	TRY	7,835	$3,521,546

Total Turkey			$3,521,546

Security		Principal Amount (000’s omitted)	Value

Uganda — 0.7%
Uganda Government Bond, 13.375%, 2/25/16	UGX	1,310,300	$489,127
Uganda Government Bond, 14.00%, 3/24/16	UGX	1,567,700	589,055
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	1,063,653
Uganda Government Bond, 14.625%, 11/1/18	UGX	5,080,100	1,936,955

Total Uganda			$4,078,790

Uruguay — 3.5%
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	39,893	$1,622,685
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	68,775	2,563,226
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	37,000	1,356,080
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	4,986	179,779
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	106,446
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	7,299	250,907
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	8,284	376,721
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	106,739	4,200,536
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	53,443	2,155,435
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(1)	UYU	99,872	4,129,488
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	79,310	3,284,976
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,004,527

Total Uruguay			$21,230,806

Vietnam — 2.0%
Vietnam Government Bond, 6.70%, 2/28/17	VND	44,438,100	$2,198,447
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,727,431
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,319,717
Vietnam Government Bond, 12.10%, 1/16/15	VND	38,119,000	1,818,420

Total Vietnam			$12,064,015

Total Foreign Government Bonds (identified cost $231,322,512)			$220,809,036

Foreign Corporate Bonds — 0.3%

Security		Principal Amount (000’s omitted)	Value

Supranational — 0.3%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	38,760	$1,640,008

Total Supranational			$1,640,008

Total Foreign Corporate Bonds (identified cost $1,721,516)			$1,640,008

20	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$230,319	$254,676
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(4)	643,120	718,827

Total Collateralized Mortgage Obligations (identified cost $904,545)		$973,503

Mortgage Pass-Throughs — 1.1%

Security	Principal Amount	Value
Federal National Mortgage Association:
1.926%, with maturity at 2035(5)(6)	$1,039,821	$1,083,252
3.877%, with maturity at 2035(5)(6)	892,898	972,980
6.50%, with various maturities to 2036(6)	1,534,619	1,772,845
7.00%, with maturity at 2033	556,191	645,666
7.50%, with maturity at 2035	337,312	401,050
8.50%, with maturity at 2032	284,435	348,671

		$5,224,464

Government National Mortgage Association:
7.00%, with maturity at 2035(6)	$890,944	$1,037,704
8.00%, with maturity at 2016	56,393	57,755
9.00%, with various maturities to 2024	533,268	607,039

		$1,702,498

Total Mortgage Pass-Throughs (identified cost $6,489,422)		$6,926,962

U.S. Treasury Obligations — 16.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 11.25%, 2/15/15(6)	$98,200	$101,291,729

Total U.S. Treasury Obligations (identified cost $101,319,186)		$101,291,729

Short-Term Investments — 42.3%

Foreign Government Securities — 31.5%

Security		Principal Amount (000’s omitted)	Value

Georgia — 1.3%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	4,874	$2,760,922
Georgia Treasury Bill, 0.00%, 2/19/15	GEL	8,749	4,939,811

Total Georgia			$7,700,733

Israel — 0.7%
Israel Treasury Bill, 0.00%, 1/7/15	ILS	16,567	$4,357,945

Total Israel			$4,357,945

Kenya — 2.9%
Kenya Treasury Bill, 0.00%, 12/1/14	KES	15,200	$168,890
Kenya Treasury Bill, 0.00%, 3/16/15	KES	316,600	3,430,795
Kenya Treasury Bill, 0.00%, 4/13/15	KES	502,800	5,409,986
Kenya Treasury Bill, 0.00%, 4/20/15	KES	406,800	4,369,192
Kenya Treasury Bill, 0.00%, 4/27/15	KES	396,900	4,255,167

Total Kenya			$17,634,030

Lebanon — 4.9%
Lebanon Treasury Bill, 0.00%, 11/6/14	LBP	9,432,000	$6,233,289
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	3,742,800	2,465,895
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	5,283,500	3,470,243
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	2,188,600	1,428,095
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	17,930,200	11,529,284
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	7,431,600	4,757,970

Total Lebanon			$29,884,776

Malaysia — 2.3%
Bank Negara Monetary Note, 0.00%, 12/11/14	MYR	45,130	$13,676,127

Total Malaysia			$13,676,127

Mauritius — 1.3%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	121,200	$3,851,190
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	95,600	3,037,737
Mauritius Treasury Bill, 0.00%, 4/24/15	MUR	37,100	1,175,604

Total Mauritius			$8,064,531

Mexico — 3.5%
Mexico Cetes, 0.00%, 4/1/15	MXN	160,505	$11,773,883
Mexico Cetes, 0.00%, 5/28/15	MXN	129,683	9,466,847

Total Mexico			$21,240,730

21	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 1.4%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	1,390,800	$8,391,111

Total Nigeria			$8,391,111

Philippines — 4.1%
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	954,220	$21,262,237
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	169,720	3,772,859

Total Philippines			$25,035,096

Serbia — 1.2%
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	330,000	$3,419,654
Serbia Treasury Bill, 0.00%, 6/4/15	RSD	401,490	4,052,715

Total Serbia			$7,472,369

Singapore — 2.3%
Monetary Authority of Singapore, 0.00%, 11/14/14	SGD	12,457	$9,695,564
Monetary Authority of Singapore, 0.00%, 12/19/14	SGD	5,201	4,046,910

Total Singapore			$13,742,474

Sri Lanka — 3.3%
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	63,800	$487,645
Sri Lanka Treasury Bill, 0.00%, 11/28/14	LKR	17,520	133,486
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	301,460	2,294,400
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	140,090	1,063,921
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	212,400	1,611,327
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	110,770	839,413
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	171,900	1,301,275
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	224,100	1,691,159
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	73,730	554,532
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	320,700	2,409,219
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	660,310	4,954,714
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	81,780	612,966
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	148,600	1,106,641
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	44,970	334,187
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	88,270	650,506

Total Sri Lanka			$20,045,391

Uganda — 1.4%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	1,135,800	$418,683
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	1,336,300	490,607
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	619,000	225,353
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	619,000	223,579
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	10,372,300	3,711,365
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	9,696,300	3,210,532

Total Uganda			$8,280,119

Security		Principal Amount (000’s omitted)	Value

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 12/18/14	UYU	2,185	$89,177
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	31,500	1,271,857
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	10,660	424,865
Monetary Regulation Bill, 0.00%, 2/20/15(1)	UYU	7,197	294,013
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	910	35,788
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	18,970	707,764

Total Uruguay			$2,823,464

Vietnam — 0.2%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	31,737,000	$1,453,958

Total Vietnam			$1,453,958

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	10,190	$1,471,357

Total Zambia			$1,471,357

Total Foreign Government Securities (identified cost $195,653,399)			$191,274,211

U.S. Treasury Obligations — 6.7%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/4/14		$41,000	$41,000,082

Total U.S. Treasury Obligations (identified cost $40,999,774)			$41,000,082

Other — 4.1%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$24,811	$24,811,390

Total Other (identified cost $24,811,390)			$24,811,390

Total Short-Term Investments (identified cost $261,464,563)			$257,085,683

Total Investments — 96.9% (identified cost $603,221,744)			$588,726,921

Other Assets, Less Liabilities — 3.1%			$18,937,298

Net Assets — 100.0%			$607,664,219

22	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
GEL	–	Georgian Lari
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MUR	–	Mauritian Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $4,787,656 or 0.8% of the Portfolio’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $9,624,422 or 1.6% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2014.

(5)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2014.
(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

23	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2014
Securities of unaffiliated issuers, at value (identified cost, $578,410,354)	$563,915,531
Affiliated investment, at value (identified cost, $24,811,390)	24,811,390
Cash	3,393,952
Restricted cash*	3,378,596
Foreign currency, at value (identified cost, $2,313,884)	2,258,634
Interest receivable	8,492,803
Interest receivable from affiliated investment	4,927
Receivable for investments sold	488,863
Receivable for variation margin on open futures contracts	12,576
Receivable for open forward foreign currency exchange contracts	13,776,508
Tax reclaims receivable	2,578
Total assets	$620,536,358

Liabilities
Cash collateral due to brokers	$3,378,596
Payable for open forward foreign currency exchange contracts	8,910,263
Payable to affiliates:
Investment adviser fee	348,289
Trustees’ fees	2,668
Accrued expenses	232,323
Total liabilities	$12,872,139
Net Assets applicable to investors’ interest in Portfolio	$607,664,219

Sources of Net Assets
Investors’ capital	$617,637,756
Net unrealized depreciation	(9,973,537)
Total	$607,664,219

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

24	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest (net of foreign taxes, $651,691)	$32,878,758
Interest allocated from affiliated investment	80,490
Expenses allocated from affiliated investment	(9,926)
Total investment income	$32,949,322

Expenses
Investment adviser fee	$4,783,318
Trustees’ fees and expenses	34,003
Custodian fee	1,292,146
Legal and accounting services	156,705
Miscellaneous	34,404
Total expenses	$6,300,576
Deduct —
Reduction of custodian fee	$3,226
Total expense reductions	$3,226

Net expenses	$6,297,350

Net investment income	$26,651,972

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $10,955,052 from precious metals)	$(28,341,967)
Investment transactions allocated from affiliated investment	870
Futures contracts	568,862
Swap contracts	614,634
Foreign currency and forward foreign currency exchange contract transactions	(1,203,807)
Net realized loss	$(28,361,408)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $7,850,164 from precious metals)	$990,734
Futures contracts	37,700
Swap contracts	(129,944)
Foreign currency and forward foreign currency exchange contracts	4,514,652
Net change in unrealized appreciation (depreciation)	$5,413,142

Net realized and unrealized loss	$(22,948,266)

Net increase in net assets from operations	$3,703,706

25	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$26,651,972	$25,376,492
Net realized loss from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(28,361,408)	(25,653,736)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	5,413,142	(19,144,569)
Net increase (decrease) in net assets from operations	$3,703,706	$(19,421,813)
Capital transactions —
Contributions	$43,754,233	$881,090,407
Withdrawals	(442,197,404)	(151,598,870)
Net increase (decrease) in net assets from capital transactions	$(398,443,171)	$729,491,537

Net increase (decrease) in net assets	$(394,739,465)	$710,069,724

Net Assets
At beginning of year	$1,002,403,684	$292,333,960
At end of year	$607,664,219	$1,002,403,684

26	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.83%	0.83%	0.88%	0.92%	0.96%
Net investment income	3.49%	3.20%	3.57%	2.81%	2.51%
Portfolio Turnover	42%	21%	37%	31%	45%

Total Return	0.90%	(0.35)%	3.93%	4.05%	1.85%

Net assets, end of year (000’s omitted)	$607,664	$1,002,404	$292,334	$206,656	$168,705

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

27	See Notes to Consolidated Financial Statements.

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 97.5%, less than 0.5% and 1.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2014 were $1,291,125 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained

28

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering

29

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $4,783,318 or 0.625% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended October 31, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$162,320,186	$361,841,449
U.S. Government and Agency Securities	—	1,710,041

	$162,320,186	$363,551,490

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$627,361,314

Gross unrealized appreciation	$4,072,020
Gross unrealized depreciation	(42,215,290)

Net unrealized depreciation	$(38,143,270)

30

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The net unrealized appreciation (depreciation) on derivative contracts and foreign currency at October 31, 2014 on a federal income tax basis was $948,423.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/3/14	Chilean Peso 672,017,000	United States Dollar 1,158,299	BNP Paribas	$—	$(9,574)	$(9,574)
11/3/14	Chilean Peso 672,017,000	United States Dollar 1,165,381	Citibank, N.A.	—	(2,491)	(2,491)
11/3/14	United States Dollar 1,165,381	Chilean Peso 672,017,000	BNP Paribas	2,491	—	2,491
11/3/14	United States Dollar 1,168,725	Chilean Peso 672,017,000	Citibank, N.A.	—	(853)	(853)
11/4/14	Brazilian Real 5,968,000	United States Dollar 2,389,111	Morgan Stanley & Co. International PLC	—	(19,380)	(19,380)
11/4/14	Brazilian Real 5,968,000	United States Dollar 2,441,699	Standard Chartered Bank	33,208	—	33,208
11/4/14	United States Dollar 2,441,699	Brazilian Real 5,968,000	Morgan Stanley & Co. International PLC	—	(33,208)	(33,208)
11/4/14	United States Dollar 2,577,524	Brazilian Real 5,968,000	Standard Chartered Bank	—	(169,033)	(169,033)
11/5/14	Euro 17,709,381	Romanian Leu 78,913,000	BNP Paribas	229,152	—	229,152
11/5/14	Romanian Leu 17,205,000	Euro 3,897,384	Bank of America, N.A.	—	(4,474)	(4,474)
11/5/14	Romanian Leu 23,355,000	Euro 5,284,630	BNP Paribas	—	(13,455)	(13,455)
11/5/14	Romanian Leu 38,353,000	Euro 8,607,458	BNP Paribas	—	(110,856)	(110,856)
11/12/14	Euro 3,868,345	United States Dollar 5,193,880	Citibank, N.A.	346,015	—	346,015
11/14/14	United States Dollar 5,618,519	Indian Rupee 347,983,000	Barclays Bank PLC	41,888	—	41,888
11/14/14	United States Dollar 2,096,047	Indian Rupee 128,870,000	Citibank, N.A.	195	—	195
11/14/14	United States Dollar 1,840,234	Indian Rupee 113,142,000	Deutsche Bank AG	172	—	172
11/14/14	United States Dollar 6,115,475	Indian Rupee 378,976,000	Standard Chartered Bank	49,075	—	49,075
11/14/14	United States Dollar 17,676,185	Indonesian Rupiah 209,586,522,521	Australia and New Zealand Banking Group Limited	—	(352,598)	(352,598)
11/17/14	United States Dollar 3,817,919	South Korean Won 3,974,263,000	BNP Paribas	—	(109,728)	(109,728)

31

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/18/14	Euro 738,787	United States Dollar 988,467	Goldman Sachs International	$62,574	$—	$62,574
11/18/14	United States Dollar 1,691,997	Euro 1,342,961	Goldman Sachs International	—	(8,914)	(8,914)
11/20/14	Indonesian Rupiah 9,054,813,000	United States Dollar 764,055	BNP Paribas	16,115	—	16,115
11/20/14	Indonesian Rupiah 8,279,068,000	United States Dollar 698,714	Standard Chartered Bank	14,852	—	14,852
11/21/14	Euro 4,726,358	United States Dollar 6,271,774	Bank of America, N.A.	348,294	—	348,294
11/21/14	Euro 8,413,924	United States Dollar 10,806,129	Bank of America, N.A.	261,075	—	261,075
11/21/14	Euro 5,356,753	United States Dollar 6,829,458	Bank of America, N.A.	115,914	—	115,914
11/21/14	Euro 407,368	United States Dollar 543,197	Bank of America, N.A.	32,648	—	32,648
11/21/14	Euro 671,831	United States Dollar 847,182	Bank of America, N.A.	5,186	—	5,186
11/21/14	Euro 565,611	United States Dollar 750,837	Goldman Sachs International	41,965	—	41,965
11/21/14	United States Dollar 798,045	Chilean Peso 469,450,000	BNP Paribas	16,462	—	16,462
11/21/14	United States Dollar 1,205,213	Chilean Peso 709,897,000	Citibank, N.A.	26,476	—	26,476
11/21/14	United States Dollar 5,121,490	Euro 4,068,000	Bank of America, N.A.	—	(23,122)	(23,122)
11/21/14	United States Dollar 3,932,670	Indian Rupee 243,216,000	Citibank, N.A.	20,112	—	20,112
11/21/14	United States Dollar 4,127,644	Indian Rupee 255,398,000	JPMorgan Chase Bank, N.A.	23,121	—	23,121
11/21/14	United States Dollar 3,885,465	Indian Rupee 240,452,000	Standard Chartered Bank	22,396	—	22,396
11/21/14	United States Dollar 4,722,186	Indonesian Rupiah 58,191,500,000	Deutsche Bank AG	83,983	—	83,983
11/21/14	United States Dollar 6,670,640	Indonesian Rupiah 82,168,949,000	Goldman Sachs International	115,882	—	115,882
11/24/14	Euro 6,391,730	United States Dollar 8,212,024	BNP Paribas	201,205	—	201,205
11/26/14	Euro 23,341,215	United States Dollar 31,314,056	Morgan Stanley & Co. International PLC	2,059,902	—	2,059,902
11/26/14	Euro 1,247,832	United States Dollar 1,617,729	Standard Chartered Bank	53,789	—	53,789
11/26/14	United States Dollar 3,256,315	Euro 2,574,114	Goldman Sachs International	—	(30,111)	(30,111)
11/28/14	United States Dollar 5,479,180	Israeli Shekel 20,000,926	BNP Paribas	—	(215,848)	(215,848)
12/2/14	United States Dollar 2,370,700	Brazilian Real 5,968,000	Morgan Stanley & Co. International PLC	17,150	—	17,150
12/4/14	British Pound Sterling 7,883,000	Euro 9,809,119	Standard Chartered Bank	—	(312,713)	(312,713)

32

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/4/14	Euro 20,862,026	British Pound Sterling 16,602,000	Deutsche Bank AG	$403,497	$—	$403,497
12/9/14	Ghanaian Cedi 7,051,000	United States Dollar 2,568,670	Citibank, N.A.	437,379	—	437,379
12/9/14	Ghanaian Cedi 7,000,000	United States Dollar 2,568,807	Standard Bank PLC	452,932	—	452,932
12/9/14	Ghanaian Cedi 7,044,500	United States Dollar 2,568,642	Standard Bank PLC	439,315	—	439,315
12/9/14	United States Dollar 2,355,594	Ghanaian Cedi 7,051,000	Citibank, N.A.	—	(224,303)	(224,303)
12/9/14	United States Dollar 4,691,979	Ghanaian Cedi 14,044,500	Standard Bank PLC	—	(446,777)	(446,777)
12/9/14	United States Dollar 5,442,556	Indian Rupee 333,411,000	Citibank, N.A.	—	(36,649)	(36,649)
12/11/14	Euro 10,819,795	Norwegian Krone 89,106,000	Standard Chartered Bank	—	(367,991)	(367,991)
12/11/14	Euro 10,841,879	Swedish Krona 99,671,000	Deutsche Bank AG	—	(90,713)	(90,713)
12/11/14	New Zealand Dollar 16,332,000	United States Dollar 13,375,500	Standard Chartered Bank	690,286	—	690,286
12/11/14	United States Dollar 13,403,836	New Zealand Dollar 16,332,000	Morgan Stanley & Co. International PLC	—	(718,622)	(718,622)
12/12/14	Euro 6,015,640	United States Dollar 7,787,180	BNP Paribas	246,845	—	246,845
12/12/14	Ghanaian Cedi 7,126,000	United States Dollar 2,568,854	Standard Bank PLC	418,918	—	418,918
12/12/14	United States Dollar 2,377,314	Ghanaian Cedi 7,126,000	Standard Bank PLC	—	(227,379)	(227,379)
12/15/14	United States Dollar 10,770,578	Yuan Offshore Renminbi 66,434,000	Citibank, N.A.	32,805	—	32,805
12/15/14	United States Dollar 6,992,509	Yuan Offshore Renminbi 43,127,000	Deutsche Bank AG	20,729	—	20,729
12/16/14	United States Dollar 1,309,219	Zambian Kwacha 8,379,000	Barclays Bank PLC	5,580	—	5,580
12/16/14	United States Dollar 1,377,351	Zambian Kwacha 8,787,500	Barclays Bank PLC	1,547	—	1,547
12/19/14	Ghanaian Cedi 7,167,000	United States Dollar 2,568,817	Standard Bank PLC	415,899	—	415,899
12/19/14	United States Dollar 2,383,042	Ghanaian Cedi 7,167,000	Standard Bank PLC	—	(230,124)	(230,124)
12/22/14	United States Dollar 1,854,458	Azerbaijani Manat 1,503,038	VTB Capital PLC	54,162	—	54,162
12/22/14	United States Dollar 1,359,636	Chilean Peso 801,805,000	JPMorgan Chase Bank, N.A.	27,821	—	27,821
12/23/14	United States Dollar 2,196,595	Kenyan Shilling 200,000,000	Citibank, N.A.	16,648	—	16,648
12/26/14	United States Dollar 8,153,778	Peruvian New Sol 23,756,031	BNP Paribas	—	(74,440)	(74,440)
12/26/14	United States Dollar 6,928,731	Peruvian New Sol 20,173,000	Citibank, N.A.	—	(67,968)	(67,968)

33

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/7/15	Euro 10,245,375	United States Dollar 12,866,142	Bank of America, N.A.	$21,828	$—	$21,828
1/12/15	United States Dollar 566,358	Ugandan Shilling 1,548,990,000	Citibank, N.A.	—	(4,936)	(4,936)
1/12/15	United States Dollar 345,819	Ugandan Shilling 944,087,000	Standard Chartered Bank	—	(3,641)	(3,641)
1/14/15	United States Dollar 2,608,773	Egyptian Pound 19,031,000	Citibank, N.A.	8,773	—	8,773
1/20/15	Euro 7,550,852	Polish Zloty 32,078,661	BNP Paribas	23,016	—	23,016
1/20/15	Euro 15,878,046	Polish Zloty 67,440,015	Nomura International PLC	43,818	—	43,818
1/20/15	United States Dollar 806,388	Ugandan Shilling 2,196,600,000	Barclays Bank PLC	—	(12,272)	(12,272)
1/23/15	United States Dollar 376,619	Ugandan Shilling 1,018,000,000	Citibank, N.A.	—	(8,942)	(8,942)
1/28/15	United States Dollar 174,258	Mexican Peso 2,372,000	HSBC Bank USA, N.A.	1,008	—	1,008
1/29/15	United States Dollar 669,704	Ugandan Shilling 1,801,504,000	Barclays Bank PLC	—	(20,285)	(20,285)
1/30/15	United States Dollar 1,149,042	Chilean Peso 672,017,000	BNP Paribas	9,757	—	9,757
2/4/15	Euro 3,882,958	Romanian Leu 17,205,000	Bank of America, N.A.	3,008	—	3,008
2/5/15	Kazakhstani Tenge 1,003,429,000	United States Dollar 5,355,906	Deutsche Bank AG	211,095	—	211,095
2/5/15	United States Dollar 6,044,753	Kazakhstani Tenge 1,003,429,000	Deutsche Bank AG	—	(899,942)	(899,942)
2/6/15	United States Dollar 1,250,000	Uruguayan Peso 31,000,000	Citibank, N.A.	—	(3,858)	(3,858)
2/13/15	United States Dollar 1,247,485	Uruguayan Peso 31,000,000	Citibank, N.A.	—	(4,122)	(4,122)
2/23/15	Argentine Peso 3,000,000	United States Dollar 287,494	Citibank, N.A.	—	(27,987)	(27,987)
2/23/15	Argentine Peso 7,000,000	United States Dollar 675,024	Citibank, N.A.	—	(61,098)	(61,098)
2/23/15	Argentine Peso 7,000,000	United States Dollar 674,764	Citibank, N.A.	—	(61,358)	(61,358)
2/23/15	United States Dollar 1,465,517	Argentine Peso 17,000,000	Citibank, N.A.	322,208	—	322,208
2/24/15	Argentine Peso 3,090,000	United States Dollar 295,892	Citibank, N.A.	—	(28,620)	(28,620)
2/24/15	Argentine Peso 4,910,000	United States Dollar 469,497	Citibank, N.A.	—	(46,152)	(46,152)
2/24/15	United States Dollar 689,655	Argentine Peso 8,000,000	Citibank, N.A.	150,505	—	150,505
2/25/15	Argentine Peso 5,000,000	United States Dollar 477,737	Citibank, N.A.	—	(46,664)	(46,664)
2/25/15	Argentine Peso 8,000,000	United States Dollar 766,724	Citibank, N.A.	—	(72,317)	(72,317)

34

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/25/15	Argentine Peso 11,000,000	United States Dollar 1,059,322	Citibank, N.A.	$—	$(94,360)	$(94,360)
2/25/15	United States Dollar 2,077,922	Argentine Peso 24,000,000	Citibank, N.A.	439,203	—	439,203
3/12/15	Russian Ruble 893,980,000	United States Dollar 22,869,788	Bank of America, N.A.	2,781,820	—	2,781,820
3/12/15	United States Dollar 22,721,566	Russian Ruble 893,980,000	Credit Suisse International	—	(2,633,598)	(2,633,598)
3/19/15	Euro 134,062	Serbian Dinar 16,436,000	Citibank, N.A.	1,218	—	1,218
3/23/15	United States Dollar 4,930,723	Zambian Kwacha 32,740,000	Standard Chartered Bank	14,634	—	14,634
3/31/15	Euro 334,306	Romanian Leu 1,490,000	BNP Paribas	1,620	—	1,620
4/30/15	United States Dollar 2,014,218	Uruguayan Peso 51,000,000	Citibank, N.A.	—	(17,044)	(17,044)
5/21/15	New Turkish Lira 39,391,000	United States Dollar 16,428,065	BNP Paribas	—	(554,987)	(554,987)
5/21/15	United States Dollar 26,253,183	New Turkish Lira 63,611,462	Standard Chartered Bank	1,172,289	—	1,172,289
6/11/15	United States Dollar 1,373,208	Zambian Kwacha 10,251,000	Standard Chartered Bank	128,748	—	128,748
6/12/15	United States Dollar 851,811	Zambian Kwacha 6,231,000	Citibank, N.A.	60,808	—	60,808
6/12/15	United States Dollar 1,380,421	Zambian Kwacha 9,708,500	Citibank, N.A.	41,529	—	41,529
6/12/15	United States Dollar 565,081	Zambian Kwacha 4,026,200	Citibank, N.A.	24,614	—	24,614
6/15/15	United States Dollar 8,774,741	Ugandan Shilling 24,332,358,157	Citibank, N.A.	—	(406,756)	(406,756)
6/17/15	United States Dollar 1,363,394	Zambian Kwacha 10,042,000	Standard Chartered Bank	104,716	—	104,716
6/18/15	United States Dollar 1,871,294	Zambian Kwacha 13,692,200	Standard Chartered Bank	129,733	—	129,733
6/18/15	United States Dollar 798,031	Zambian Kwacha 5,818,600	Standard Chartered Bank	52,320	—	52,320
6/25/15	United States Dollar 2,655,837	Zambian Kwacha 18,883,000	Barclays Bank PLC	96,757	—	96,757
9/28/15	United States Dollar 414,259	Azerbaijani Manat 337,000	Standard Bank PLC	2,304	—	2,304
10/8/15	United States Dollar 5,605,800	Azerbaijani Manat 4,562,000	Standard Bank PLC	23,519	—	23,519

				$13,776,508	$(8,910,263)	$4,866,245

35

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

12/14	34 U.S. 5-Year Treasury Note	Short	$(4,028,159)	$(4,060,610)	$(32,451)
12/14	14 U.S. 10-Year Treasury Note	Short	(1,752,516)	(1,769,032)	(16,516)
12/14	7 U.S. Long Treasury Bond	Short	(973,219)	(987,656)	(14,437)

					$(63,404)

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  During the year ended October 31, 2014 the Portfolio invested in commodities-linked derivative investments, including commodity futures contracts, that provided exposure to the investment returns of certain commodities. Commodities-linked derivative investments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $8,910,263. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,109,482 at October 31, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

36

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Receivable for open forward foreign currency exchange contracts	$13,776,508	$—	$13,776,508

Total Asset Derivatives	$13,776,508	$—	$13,776,508

Total Asset Derivatives subject to master netting or similar agreements	$13,776,508	$—	$13,776,508

	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$—	$(63,404)	$(63,404)
Payable for open forward foreign currency exchange contracts	(8,910,263)	—	(8,910,263)

Total Liability Derivatives	$(8,910,263)	$(63,404)	$(8,973,667)

Derivatives not subject to master netting or similar agreements	$—	$(63,404)	$(63,404)

Total Liability Derivatives subject to master netting or similar agreements	$(8,910,263)	$—	$(8,910,263)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable for variation margin.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of October 31, 2014.

37

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$3,569,773	$(27,596)	$(3,270,917)	$—	$271,260
Barclays Bank PLC	145,772	(32,557)	—	—	113,215
BNP Paribas	746,663	(746,663)	—	—	—
Citibank, N.A.	1,928,488	(1,216,478)	—	(712,010)	—
Deutsche Bank AG	719,476	(719,476)	—	—	—
Goldman Sachs International	220,421	(39,025)	—	—	181,396
HSBC Bank USA, N.A.	1,008	—	—	—	1,008
JPMorgan Chase Bank, N.A.	50,942	—	—	—	50,942
Morgan Stanley & Co. International PLC	2,077,052	(771,210)	(1,276,751)	—	29,091
Nomura International PLC	43,818	—	—	—	43,818
Standard Bank PLC	1,752,887	(904,280)	—	(848,607)	—
Standard Chartered Bank	2,466,046	(853,378)	—	(1,380,000)	232,668
VTB Capital PLC	54,162	—	—	(54,162)	—

	$13,776,508	$(5,310,663)	$(4,547,668)	$(2,994,779)	$923,398

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(352,598)	$—	$254,777	$—	$(97,821)
Bank of America, N.A.	(27,596)	27,596	—	—	—
Barclays Bank PLC	(32,557)	32,557	—	—	—
BNP Paribas	(1,088,888)	746,663	314,603	—	(27,622)
Citibank, N.A.	(1,216,478)	1,216,478	—	—	—
Credit Suisse International	(2,633,598)	—	2,633,598	—	—
Deutsche Bank AG	(990,655)	719,476	271,179	—	—
Goldman Sachs International	(39,025)	39,025	—	—	—
Morgan Stanley & Co. International PLC	(771,210)	771,210	—	—	—
Standard Bank PLC	(904,280)	904,280	—	—	—
Standard Chartered Bank	(853,378)	853,378	—	—	—

	$(8,910,263)	$5,310,663	$3,474,157	$—	$(125,443)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

38

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$824,260	$—	$(255,398)
Swap contracts	—	614,634	—
Foreign currency and forward foreign currency exchange contract transactions	—	1,632,616	—

Total	$824,260	$2,247,250	$(255,398)

Change in unrealized appreciation (depreciation) —
Futures contracts	$(46,230)	$—	$83,930
Swap contracts	—	(129,944)	—
Foreign currency and forward foreign currency exchange contracts	—	4,763,185	—

Total	$(46,230)	$4,633,241	$83,930

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts	Futures Contracts — Short	Swap Contracts

$594,291,000	$8,399,000	$6,316,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

39

International Income Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$220,809,036	$—	$220,809,036
Foreign Corporate Bonds	—	1,640,008	—	1,640,008
Collateralized Mortgage Obligations	—	973,503	—	973,503
Mortgage Pass-Throughs	—	6,926,962	—	6,926,962
U.S. Treasury Obligations	—	101,291,729	—	101,291,729
Short-Term Investments —
Foreign Government Securities	—	191,274,211	—	191,274,211
U.S. Treasury Obligations	—	41,000,082	—	41,000,082
Other	—	24,811,390	—	24,811,390

Total Investments	$—	$588,726,921	$—	$588,726,921

Forward Foreign Currency Exchange Contracts	$—	$13,776,508	$—	$13,776,508

Total	$—	$602,503,429	$—	$602,503,429

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(8,910,263)	$—	$(8,910,263)
Futures Contracts	(63,404)	—	—	(63,404)

Total	$(63,404)	$(8,910,263)	$—	$(8,973,667)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

40

International Income Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of International Income Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of International Income Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of International Income Portfolio and subsidiary as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2014

41

Eaton Vance Diversified Currency Income Fund

International Income Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Diversified Currency Income Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	63,904,959	277,137
Cynthia E. Frost	63,938,796	243,300
George J. Gorman	63,881,853	300,242
Valerie A. Mosley	63,908,049	274,047
Harriett Tee Taggart	63,904,469	277,626

Each nominee was also elected a Trustee of International Income Portfolio.

(1)	Excludes fractional shares.

International Income Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	99.53%	0.47%
Cynthia E. Frost	99.58%	0.42%
George J. Gorman	99.49%	0.51%
Valerie A. Mosley	99.53%	0.47%
Harriett Tee Taggart	99.54%	0.46%

42

Eaton Vance

Diversified Currency Income Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and International Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

43

Eaton Vance

Diversified Currency Income Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

John R. Baur 1970	President of the Portfolio	2012	Vice President of EVM and BMR.

44

Eaton Vance

Diversified Currency Income Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

46

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042    10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$69,630	$74,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$34,600	$35,740
All Other Fees(3)	$0	$0

Total	$104,230	$110,240

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$34,600	$35,740
Eaton Vance(1)	$526,385	$99,750

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	December 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 17, 2014

By:	/s/ John R. Baur
John R. Baur
President

Date:	December 17, 2014